General information and basis of preparation - Exchange Rates Used for Translation (Details)	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020	Dec. 31, 2019
UK Sterling
Disclosure of classes of share capital [line items]
Average foreign exchange rate	1.16	1.13	1.14
Closing foreign exchange rate	1.19	1.11
US Dollar
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.85	0.88	0.89
Closing foreign exchange rate	0.88	0.81
Norwegian Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.10	0.09	0.10
Closing foreign exchange rate	0.10	0.10
Swedish Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.10	0.10	0.09
Closing foreign exchange rate	0.10	0.10
Icelandic Krone
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.01	0.01	0.01
Closing foreign exchange rate	0.01	0.01
Australian Dollar
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.63
Closing foreign exchange rate	0.64
Indonesian Rupiah
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.06
Closing foreign exchange rate	0.06
Amount of currency obtained in exchange	Rp 1,000
New Zealand Dollar
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.60
Closing foreign exchange rate	0.60
Papua New Guinean Kina
Disclosure of classes of share capital [line items]
Average foreign exchange rate	0.24
Closing foreign exchange rate	0.25